UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2010

Date of reporting period:	6/30/2009

Item 1.	Schedule of Investments

The Asia Pacific Fund, Inc.

Portfolio of Investments

June 30, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS—99.1%
EQUITIES

CHINA (INCLUDING HONG KONG)—43.9%
580,000	Angang Steel Co. Ltd. (Class “H” Shares)	$962,420
	(Materials)
84,000	Anhui Conch Cement Co. Ltd.(a) (Class “H” Shares)	525,674
	(Materials)
379,200	Bank of East Asia Ltd.	1,157,164
	(Banking)
1,391,500	BOC Hong Kong Holdings Ltd.	2,438,251
	(Banking)
162,000	Cheung Kong Holdings Ltd.	1,862,466
	(Real Estate-Developers)
2,468,000	China Citic Bank (Class “H” Shares)	1,601,801
	(Banking)
3,624,000	China Construction Bank Corp. (Class “H” Shares)	2,810,335
	(Banking)
362,000	China Life Insurance Co. Ltd. (Class “H” Shares)	1,331,217
	(Diversified Financials)
767,650	China Merchants Bank Co. Ltd. (Class “H” Shares)	1,757,164
	(Banking)
446,000	China Mengniu Dairy Co. Ltd.	1,039,317
	(Consumer Staples)
351,500	China Mobile Ltd.	3,519,513
	(Telecommunications)
916,000	China Oilfield Services Ltd. (Class “H” Shares)	994,001
	(Energy)
595,680	China Overseas Land & Investment Ltd.	1,383,506
	(Real Estate-Developers)
392,000	China Resources Land Ltd.	868,970
	(Real Estate-Developers)
358,000	China Resources Power Holdings Co. Ltd.	796,372
	(Utilities)
491,000	China Shenhua Energy Co. Ltd. (Class “H” Shares)	1,808,769
	(Energy)
882,000	China Shipping Development Co. Ltd. (Class “H” Shares)	1,138,057
	(Industrials)
1,037,000	CNOOC Ltd.	1,285,872
	(Energy)
1,152,000	Dongfeng Motor Group Co. Ltd. (Class “H” Shares)	972,133
	(Consumer Discretionary)
240,000	Hang Lung Properties Ltd.	794,318
	(Real Estate-Developers)
23,500	Hong Kong Exchanges and Clearing Ltd.	365,991
	(Diversified Financials)
5,055,000	Industrial & Commercial Bank of China (Class “H” Shares)	3,522,171
	(Banking)
388,500	Parkson Retail Group Ltd.	555,426
	(Consumer Discretionary)
90,000	Ping An Insurance Group Co. of China Ltd. (Class “H” Shares)	609,093
	(Diversified Financials)
511,500	Sino-Ocean Land Holdings Ltd.	585,416
	(Real Estate-Developers)
584,000	Sinofert Holdings Ltd.	295,389
	(Materials)
92,000	Sun Hung Kai Properties Ltd.	1,149,102
	(Real Estate-Developers)
1,255,500	Techtronic Industries Co.	869,934
	(Consumer Discretionary)
66,600	Tencent Holdings Ltd.	777,282
	(Information Technology)
752,000	Tianjin Development Holdings	475,455
	(Industrials)
1,389,500	Tianjin Port Development Holdings Ltd.	607,790
	(Industrials)

760,000	Yanzhou Coal Mining Co. Ltd. (Class “H” Shares)	1,045,361
	(Energy)
303,000	Zhuzhou CSR Times Electric Co. Ltd.	429,280

	(Industrials)
		40,335,010

INDIA—1.0%
12,020	Infosys Technologies Ltd.	445,747
	(Information Technology)
63,836	Mphasis Ltd.	515,898

	(Information Technology)
		961,645

INDONESIA—2.1%
968,000	Bank Rakyat Indonesia	597,443
	(Banking)
350,500	PT Indo Tambangraya Megah Tbk	685,033
	(Energy)
932,000	PT Telekomunikasi Indonesia Tbk	684,791

	(Telecommunications)
		1,967,267

MALAYSIA—2.7%
1,404,600	Axiata Group Berhad(a)	947,056
	(Telecommunications)
37,900	British American Tobacco Malaysia Berhad	482,511
	(Consumer Staples)
210,000	Bumiputra-Commerce Holdings Berhad	540,683
	(Banking)
212,400	Public Bank Berhad	543,841

	(Banking)
		2,514,091

PHILIPPINES—0.6%
28,670,000	Megaworld Corp.	583,825

	(Real Estate-Developers)
SINGAPORE—9.3%
499,000	CapitaLand Ltd.	1,278,162
	(Real Estate-Developers)
187,000	City Developments Ltd.	1,107,746
	(Real Estate-Developers)
160,000	DBS Group Holdings Ltd.	1,303,507
	(Banking)
135,000	Keppel Corp. Ltd.	643,123
	(Industrials)
841,000	Olam International Ltd.	1,410,957
	(Consumer Staples)
553,000	Singapore Telecommunications Ltd.	1,145,402
	(Telecommunications)
317,000	Wilmar International Ltd.	1,098,688
	(Consumer Staples)
326,000	Yanlord Land Group Ltd.	515,424

	(Real Estate-Developers)
		8,503,009

SOUTH KOREA—17.3%
67,650	Hana Financial Group, Inc.	1,455,010
	(Banking)
14,930	Hanjin Heavy Industries & Construction Co. Ltd.	389,086
	(Industrials)
17,960	Hyundai Development Co.	568,850
	(Industrials)
16,653	Hyundai Mobis	1,457,521
	(Consumer Discretionary)
33,755	Hyundai Motor Co.	1,963,378
	(Consumer Discretionary)
27,050	KB Financial Group, Inc.(a)	908,780
	(Banking)
37,260	Korea Electric Power Corp.	867,192
	(Utilities)
101,670	Korea Exchange Bank	791,684
	(Banking)
3,912	LG Chem Ltd.	428,372
	(Materials)
16,067	LG Electronics, Inc.	1,475,599
	(Consumer Discretionary)
2,114	LG Household & Health Care Ltd.	358,432
	(Consumer Staples)
40,890	LG International Corp.	802,425
	(Industrials)
2,834	OCI Co. Ltd.	477,172
	(Materials)
5,120	POSCO	1,702,045
	(Materials)

3,879	Samsung Electronics Co. Ltd.	1,802,557
	(Information Technology)
17,480	Woongjin Coway Co. Ltd.	425,354

	(Consumer Discretionary)
		15,873,457

TAIWAN—19.0%
1,362,000	Asia Cement Corp.	1,452,911
	(Materials)
1,213,000	Cathay Financial Holding Co. Ltd.	1,794,915
	(Diversified Financials)
2,071,855	Far Eastern Textile Ltd.(b)	2,399,588
	(Industrials)
257,000	Farglory Land Development Co. Ltd.	622,722
	(Real Estate-Developers)
1,455,000	Fubon Financial Holding Co. Ltd.	1,361,429
	(Diversified Financials)
122,686	Hon Hai Precision Industry Co. Ltd.	379,538
	(Information Technology)
88,000	HTC Corp.	1,244,499
	(Information Technology)
404,000	InnoLux Display Corp.	494,380
	(Information Technology)
116,000	Largan Precision Co. Ltd.	1,226,821
	(Information Technology)
119,000	MediaTek, Inc.	1,421,762
	(Information Technology)
369,000	Novatek Microelectronics Corp. Ltd.	881,731
	(Information Technology)
342,000	Taiwan Cement Corp.	327,303
	(Materials)
191,000	Taiwan Fertilizer Co. Ltd.	567,004
	(Materials)
717,000	Wistron Corp.	1,190,994
	(Information Technology)
31,888	Young Fast Optoelectronics Co. Ltd.	296,429
	(Information Technology)
2,277,000	Yuanta Financial Holding Co. Ltd.	1,533,731
	(Diversified Financials)
240,000	Yulon Motor Co. Ltd.	228,223

	(Consumer Discretionary)
		17,423,980

THAILAND—3.2%
570,300	Bangkok Bank PCL (Class “F” Shares)	1,874,775
	(Banking)
257,200	PTT Exploration & Production PCL	1,026,686

	(Energy)
		2,901,461

	Total common stocks	91,063,745

Units
RIGHTS(1)
CHINA
35,800	China Resources Power Holdings Co. Ltd., expiring 7/10/09 (Utilities)	15,244

	Total long-term investments (cost $71,727,021)	91,078,989

SHORT-TERM INVESTMENT—0.6%
MONEY MARKET MUTUAL FUND

Shares
UNITED STATES
522,180	JPMorgan Prime Money Market Fund/Premier (cost $522,180)	522,180

	Total Investments—99.7% (cost $72,249,201)(c)	91,601,169
	Other assets in excess of liabilities(d)—0.3%	313,365

	Net Assets—100.0%	$91,914,534

The following annotations are used in the Portfolio of Investments:

(a)	Non-income producing securities.
(b)	An Independent Director of the Fund is Chairman and Chief Executive Officer of the Company.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2009 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 75,480,101	$17,410,268	$(1,289,200)	$16,121,068

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

(d)	Other assets in excess of liabilities includes unrealized depreciation on futures contracts as follows:

Open futures contracts outstanding at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade date	Value at June 30, 2009	Unrealized Depreciation(1)
	Short Positions:
22	H-Shares Index	July 2009	$1,450,005	$1,562,700	$(112,695)
5	Hang Seng Index	July 2009	562,932	594,190	(31,258)

					$(143,953)

(1)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of June 30, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Equities
China (including Hong Kong)	$40,335,010	$—	$—
India	961,645	—	—
Indonesia	1,967,267	—	—
Malaysia	2,514,091	—	—
Philippines	583,825	—	—
Singapore	8,503,009	—	—
South Korea	15,873,457	—	—
Taiwan	17,423,980	—	—
Thailand	2,901,461	—	—
Rights
China	15,244	—	—
Money Market Mutual Fund	522,180	—	—

	91,601,169	—	—
Other Financial Instruments*	(143,953)	—	—

Total	$91,457,216	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of March 31, 2009 and June 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The Industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2009 was as follows:

Banking	23.2%
Real Estate—Developers	11.7
Information Technology	11.6
Consumer Discretionary	8.7
Industrials	8.1
Diversified Financials	7.6
Energy	7.4
Materials	7.3
Telecommunications	6.9
Consumer Staples	4.8
Utilities	1.8
Mutual Funds	0.6

99.7
Other assets in excess of liabilities	0.3

Total	100.0%

Notes to Portfolio of Investments (Unaudited)

Securities Valuation: Investments are stated at value. Securities for which the primary market is on an exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the last bid price quoted on such day. Securities for which reliable market quotations are not readily available, or whose value have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at the fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information regarding the issuer or the markets or industry in which it operates; other analytical data; and consistency with valuation of similar securities held by other funds managed by Baring Asset Management (Asia) Limited. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value on each day the New York Stock Exchange is open for trading.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Stock Index Futures Contracts: A stock index futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a stock index futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on stock index futures contracts.

The Fund may utilize stock index futures contracts for hedging and investment purposes. Should market prices for the futures contracts or the underlying assets move in ways not anticipated by the Fund, losses may result. The use of futures contracts for hedging and investment purposes involves the risk of imperfect correlation in the movements in prices of futures contracts and the underlying assets being hedged or the exposures desired by the Fund.

With stock index futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to the futures, and guarantees the futures contracts against default.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Assistant Secretary

Date August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Corris
Brian Corris
President and Principal Executive Officer

Date August 25, 2009

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date August 25, 2009

*	Print the name and title of each signing officer under his or her signature.